UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

                Report for the Calendar Year Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Managing Director
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     028-06287                         ABANCO Investments, Ltd.
     028-03420                         Ashford Capital Management Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-10747                         La Couharde Investments, LLC
     028-10779                         New Generation Advisers Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05814                         Baldwin Brothers Inc.
     028-02588                         Klingenstein Fields & Co. LLC
     028-01523                         Peregrine Capital Management Inc.
     028-00154                         Ruane, Cunnif & Goldfarb

SK 01864 0005 1021411